Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - Defined benefit pension plans [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 16,024	$ 14,785
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 1,493	$ 1,544
Asset allocation of defined benefit pension plans, Percentage of total plan assets	9.00%	10.00%
Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,859	$ 3,215
Asset allocation of defined benefit pension plans, Percentage of total plan assets	24.00%	22.00%
Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,631	$ 3,158
Asset allocation of defined benefit pension plans, Percentage of total plan assets	23.00%	21.00%
Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,259	$ 3,014
Asset allocation of defined benefit pension plans, Percentage of total plan assets	20.00%	21.00%
Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 81	$ 396
Asset allocation of defined benefit pension plans, Percentage of total plan assets	1.00%	3.00%
Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,701	$ 3,458
Asset allocation of defined benefit pension plans, Percentage of total plan assets	23.00%	23.00%
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	36.00%	35.00%
Level 1 [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	98.00%
Level 1 [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	13.00%	13.00%